Themes Transatlantic Defense ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary Products - 0.1%
Colt CZ Group SE	743	$26,782
Smith & Wesson Brands, Inc.	3,006	29,669
		56,451

Financial Services - 1.0%
FTAI Aviation Ltd.	2,983	587,204

Industrial Products - 97.0% (a)
AAR Corp. (b)	1,141	94,463
AeroVironment, Inc. (b)	937	226,651
Airbus SE	16,351	3,812,389
AIRO Group Holdings, Inc. (b)	1,567	12,818
Altinay Savunma Teknolojileri AS (b)	56,610	19,322
Archer Aviation, Inc. - Class A (b)	15,555	116,974
Aselsan Elektronik Sanayi Ve Ticaret AS	34,432	185,870
Astronics Corp. (b)	900	48,816
Avio SpA	394	13,590
Axon Enterprise, Inc. (b)	2,185	1,240,927
BAE Systems PLC	88,549	2,045,816
Bodycote PLC	5,142	48,379
Boeing Co. (b)	20,822	4,520,806
Bombardier, Inc. - Class B (b)	2,560	435,511
BWX Technologies, Inc.	2,721	470,298
Byrna Technologies, Inc. (b)	1,362	22,868
Cadre Holdings, Inc.	803	32,795
Chemring Group PLC	7,930	50,507
Cirrus Aircraft Ltd.	4,017	28,749
Cohort PLC	1,320	16,138
Crane Co.	1,421	262,075
Curtiss-Wright Corp.	1,101	606,948
Dassault Aviation SA	540	173,755
Drone Volt SACA (b)	28,528	22,664
Ducommun, Inc. (b)	403	38,337
Exail Technologies SA (b)	262	25,094
Firefly Aerospace, Inc. (b)	4,031	90,174
General Dynamics Corp.	6,471	2,178,527
General Electric Co.	16,370	5,042,451
HEICO Corp.	1,183	382,807
Hensoldt AG	1,880	162,168
Hexcel Corp.	2,335	172,557
Honeywell International, Inc.	17,762	3,465,189
Howmet Aerospace, Inc.	11,758	2,410,625
Huntington Ingalls Industries, Inc.	1,134	385,639
Innovative Solutions and Support, Inc. (b)	2,580	48,865
Intuitive Machines, Inc. (b)	3,175	51,530
Joby Aviation, Inc. (b)	12,960	171,072
Karman Holdings, Inc. (b)	2,260	165,364
Kratos Defense & Security Solutions, Inc. (b)	4,867	369,454
L3Harris Technologies, Inc.	5,500	1,614,635
Leonardo DRS, Inc.	1,560	53,180
Leonardo SpA	11,609	670,684
LISI SA	547	34,135
Loar Holdings, Inc. (b)	563	38,284
Lockheed Martin Corp.	5,423	2,622,942
Melrose Industries PLC	36,900	292,665
Mercury Systems, Inc. (b)	1,569	114,553
Mirion Technologies, Inc. (b)	7,019	164,385
Moog, Inc. - Class A	835	203,364
MTU Aero Engines AG	1,582	660,561
National Presto Industries, Inc.	274	29,252
Northrop Grumman Corp.	4,214	2,402,865
OSI Systems, Inc. (b)	459	117,073
QinetiQ Group PLC	14,021	83,460
Redwire Corp. (b)	3,163	24,039
RENK Group AG	2,395	150,919
Rheinmetall AG	1,232	2,260,086
Rocket Lab Corp. (b)	12,367	862,722
Rolls-Royce Holdings PLC	234,640	3,637,241
RTX Corp.	29,380	5,388,292
Saab AB	8,875	518,243
Safran SA	7,833	2,737,665
SDT Uzay VE Savunma Teknolojileri AS	6,505	26,840
Senior PLC	11,797	30,977
Textron, Inc.	5,334	464,965
Thales SA	2,559	691,085
TransDigm Group, Inc.	1,626	2,162,336
Vertical Aerospace Ltd. (b)	5,277	28,126
Virgin Galactic Holdings, Inc. (b)	7,519	24,136
		57,778,692

Materials - 0.4%
Solstice Advanced Materials, Inc. (b)	4,442	215,792

Media - 0.0% (c)
Defence Holdings PLC (b)	751,428	17,725

Software & Technology Services - 0.2%
Amentum Holdings, Inc. (b)	4,179	121,191

Tech Hardware & Semiconductors - 1.2%
Teledyne Technologies, Inc. (b)	1,349	688,975

Telecommunications - 0.0% (c)
Satellogic, Inc. (b)	7,667	14,337
TOTAL COMMON STOCKS (Cost $53,112,678)		59,480,367

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	89,022	89,022
TOTAL MONEY MARKET FUNDS (Cost $89,022)		89,022

TOTAL INVESTMENTS - 100.0% (Cost $53,201,700)		59,569,389
Other Assets in Excess of Liabilities - 0.0% (c)		3,364
TOTAL NET ASSETS - 100.0%		$59,572,753

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Transatlantic Defense ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,480,367	$–	$–	$59,480,367
Money Market Funds	89,022	–	–	89,022
Total Investments	$59,569,389	$–	$–	$59,569,389

Refer to the Schedule of Investments for further disaggregation of investment categories.